Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 25	SFr 19	SFr 42	SFr 19	SFr 52
Restructuring expenses	80	46	45	126	70
Utilization	20	11	42	31	69
Restructuring Reserve, Ending Balance	SFr 30	25	25	30	25
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 0	0	3	0	2
Restructuring expenses	15	4	43	19	57
Utilization	10	4	26	14	35
Restructuring Reserve, Ending Balance	0	0	3	0	3
of which pensions
Restructuring provision
Restructuring expenses	4	0	(4)	4	(11)
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	25	19	39	19	50
Restructuring expenses	15	13	(1)	28	6
Utilization	10	7	16	17	34
Restructuring Reserve, Ending Balance	30	25	22	30	22
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	22	8	1	30	2
Other personnel-related charges
Restructuring provision
Restructuring expenses	28	21	2	49	5
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	25	17	25	42	42
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	10	4	26	14	36
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	1	0	21	1	32
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance		19		19	49
Restructuring expenses				120	80
Utilization				30	61
Restructuring Reserve, Ending Balance	29		25	SFr 29	25
Bank | Stock compensation plan | Share awards
Restructuring provision
Vesting period				3 years
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance		0		SFr 0	2
Restructuring expenses				15	66
Utilization				13	29
Restructuring Reserve, Ending Balance	0		3	0	3
Bank | of which pensions
Restructuring provision
Restructuring expenses				1	4
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance		SFr 19		19	47
Restructuring expenses				27	7
Utilization				17	32
Restructuring Reserve, Ending Balance	SFr 29		SFr 22	29	22
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses				30	2
Bank | Other personnel-related charges
Restructuring provision
Restructuring expenses				48	5
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				40	37
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses				13	30
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses				SFr 1	SFr 32